Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Accounting Policies [Abstract]
Commitments and Contingencies	6. Commitments and Contingencies The Company has no commitments, litigation or other contingencies.	6. Commitments and Contingencies The Company has no commitments, litigation or other contingencies.